Equity Method Investments and Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Equity Method Investments And Related Party Transactions [Abstract]
Schedule of Equity Method Investments [Table Text Block]
Our equity method investments and ownership percentages as of December 31, 2012, were as follows:

Dollars in thousands	Equity Investment	Ownership Percentage
Redbox Instant by Verizon	$25,845	35%
Other equity investments	13,294	11% - 26%
Equity method investments	$39,139

Schedule Of Income Loss From Equity Method Investments [Table Text Block]
Income (loss) from equity method investments within our Consolidated Statements of Comprehensive Income is composed of the following:

	Year Ended December 31,
Dollars in thousands	2012	2011	2010
Trademark gain	$19,500	$—	$—
Proportionate share of net loss of equity method investees	(22,415)	(1,591)	—
Amortization of differences in carrying amount and underlying equity	(2,269)	—	—
Total (loss) from equity method investments	$(5,184)	$(1,591)	$—